OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2025
OTHER CURRENT ASSETS
Schedule of other current assets

	As of	As of
	September 30, 2025	September 30, 2024
Other receivables	9,175,697	192,387
Input VAT	708,191	702,073
Total other current assets	$9,883,888	$894,460